As filed with the Securities and Exchange Commission on May 23, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

COUNTRY Growth Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Shares	Value
COMMON STOCKS - 97.58%
Consumer Discretionary - 9.76%
Carter's, Inc. (a)	119,200	$1,925,080
Comcast Corp. (a)	50,000	967,000
Gentex Corporation	151,400	2,596,510
H&R Block, Inc.	139,600	2,898,096
The Home Depot, Inc.	95,200	2,662,744
Kohl's Corporation (a)	54,500	2,337,505
Limited Brands	235,000	4,018,500
Target Corporation	57,000	2,888,760
		20,294,195
Consumer Staples - 14.81%
Altria Group, Inc.	60,000	1,332,000
Archer-Daniels-Midland Company	93,000	3,827,880
CVS Caremark Corporation	134,000	5,428,340
The Kroger Co.	60,000	1,524,000
McCormick & Company	64,700	2,391,959
Philip Morris International, Inc. (a)	60,000	3,034,800
The Procter & Gamble Company	82,000	5,745,740
Sysco Corporation	74,000	2,147,480
Wal-Mart Stores, Inc.	101,800	5,362,824
		30,795,023
Energy - 13.72%
Apache Corporation	36,900	4,458,258
Chesapeake Energy Corp.	76,400	3,525,860
ChevronTexaco Corp.	35,000	2,987,600
ConocoPhillips	31,000	2,362,510
Exxon Mobil Corporation	69,500	5,878,310
Halliburton Company	138,000	5,427,540
Schlumberger Limited (b)	44,500	3,871,500
		28,511,578
Financials - 11.83%
ACE Limited (b)	57,200	3,149,432
AFLAC INCORPORATED	35,400	2,299,230
American Express Company	60,000	2,623,200
American International Group, Inc.	85,000	3,676,250
Bank of America Corporation	50,000	1,895,500
The Bank of New York Company, Inc.	60,094	2,507,723
Citigroup Inc.	105,300	2,255,526
JPMorgan Chase & Co.	79,620	3,419,679
Wells Fargo & Company	95,000	2,764,500
		24,591,040
Health Care - 12.88%
Abbott Laboratories	66,500	3,667,475
Amgen Inc. (a)	52,000	2,172,560
Forest Laboratories, Inc. (a)	57,800	2,312,578
Genentech, Inc. (a)	28,800	2,337,984
Johnson & Johnson	78,000	5,059,860
Medco Health Solutions, Inc. (a)	47,200	2,066,888
Medtronic, Inc.	83,600	4,043,732
Pfizer Inc.	135,000	2,825,550
Wellpoint Inc. (a)	51,600	2,277,108
		26,763,735
Industrials - 11.65%
3M Co.	44,200	3,498,430
Caterpillar Inc.	43,000	3,366,470
Emerson Electric Co.	44,000	2,264,240
FedEx Corp.	27,900	2,585,493
General Electric Company	195,000	7,216,950
Illinois Tool Works, Inc.	62,900	3,033,667
Trinity Industries, Inc.	56,000	1,492,400
Westinghouse Air Brake Technologies Corp.	20,000	753,200
		24,210,850
Information Technology - 15.64%
Cisco Systems, Inc. (a)	112,000	2,698,080
EMC Corporation (a)	128,700	1,845,558
Intel Corporation	194,000	4,108,920
International Business Machines Corporation	24,400	2,809,416
Intuit Inc. (a)	115,900	3,130,459
Iron Mountain, Inc. (a)	102,000	2,696,880
Microsoft Corporation	142,100	4,032,798
Nokia Corp. - ADR	85,000	2,705,550
Oracle Corp. (a)	117,000	2,288,520
QUALCOMM Inc.	69,100	2,833,100
Western Union Company	158,000	3,360,660
		32,509,941
Materials - 2.34%
Alcoa Inc.	72,000	2,596,320
Newmont Mining Corporation	50,000	2,265,000
		4,861,320
Telecommunication Services - 3.12%
AT&T, Inc.	110,000	4,213,000
Verizon Communications Inc.	62,400	2,274,480
		6,487,480
Utilities - 1.83%
Dominion Resources Inc.	93,400	3,814,456
TOTAL COMMON STOCKS (Cost $156,195,137)		202,839,618

	Principal
	Amount
MORTGAGE BACKED SECURITIES - 0.17%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$70,262	68,196
Federal Home Loan Mortgage Corp.
5.671%, 09/25/2028 (d)	158,812	158,425
Government National Mortgage Association
9.500%, 06/15/2009	145	151
9.000%, 07/15/2016	2,851	3,112
6.500%, 07/15/2029	8,702	9,099
Mortgage IT Trust
4.250%, 02/25/2035 (d)	64,712	64,198
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $38,646) (c)	36,865	38,165
TOTAL MORTGAGE BACKED SECURITIES (Cost $341,531)		341,346

	Shares
SHORT TERM INVESTMENTS - 2.29%
Money Market Funds - 2.29%
Federated Prime Obligations Fund	1,746,502	1,746,502
Janus Money Market Fund	3,018,032	3,018,032
TOTAL SHORT TERM INVESTMENTS (Cost $4,764,534)		4,764,534

TOTAL INVESTMENTS - 100.04% (Cost $161,301,202) (e)		207,945,498
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(80,435)
TOTAL NET ASSETS - 100.00%		$207,865,063

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2008 these securities represented 0.02% of total net assets.
(d)	The coupon rate shown on variable rate securities represents the rates at March 31, 2008.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 161,301,282
	Gross unrealized appreciation	59,893,001
	Gross unrealized depreciation	(13,248,785)
	Net unrealized appreciation	$ 46,644,216

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY Bond Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.33%
Fannie Mae Preferred (Acquired 12/07/2007, Cost $250,000) (a)	10,000	$240,400
Freddie Mac Preferred (Acquired 12/03/2007, Cost $254,500) (a)	10,000	244,000
TOTAL PREFERRED STOCKS (Cost $504,500)		484,400

	Principal
	Amount
ASSET BACKED SECURITIES - 5.21%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	993,817
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	325,776	327,409
5.210%, 03/17/2014	500,000	509,668
CIT Equipment Collateral
5.050%, 04/20/2014	800,000	837,912
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	189,242
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	1,013,122	988,227
5.363%, 03/25/2030	400,000	385,120
4.931%, 05/25/2032 (b)	329,119	311,689
FedEx Corp.
6.720%, 01/15/2022	292,985	318,199
Green Tree Financial Corporation
6.870%, 01/15/2029	61,155	61,457
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	514,594
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	402,436
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032	946,751	927,015
Residential Asset Securities Corporation
5.600%, 06/25/2034 (b)	1,000,000	869,293
TOTAL ASSET BACKED SECURITIES (Cost $7,726,955)		7,636,078

CORPORATE BONDS - 23.96%
Abbott Laboratories
5.600%, 05/15/2011	400,000	424,671
Alabama Power Co.
5.500%, 10/15/2017	250,000	255,954
Alcoa, Inc.
5.550%, 02/01/2017	400,000	389,633
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/07, Cost $642,585) (a)	650,000	651,534
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $299,361) (a)	300,000	302,726
American International Group, Inc.
5.850%, 01/16/2018	800,000	785,073
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	517,074
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	402,107
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (a)	250,000	246,215
AT&T Inc.
5.625%, 06/15/2016	500,000	501,418
5.500%, 02/01/2018	500,000	489,570
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	699,679
Bank of America Corporation
5.300%, 03/15/2017	1,000,000	993,256
6.975%, 03/07/2037	250,000	279,810
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	501,482
5.720%, 01/15/2024	431,067	432,145
Caterpillar Inc.
5.700%, 08/15/2016	500,000	526,102
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	309,034
Cisco Systems Inc
5.250%, 02/22/2011	500,000	521,941
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	997,554
5.500%, 08/27/2012	250,000	251,419
Comcast Corporation
6.500%, 01/15/2017	750,000	765,990
CSX Corporation
6.420%, 06/15/2010	250,000	268,594
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	677,215
Ecolab, Inc.
4.875%, 02/15/2015	450,000	449,042
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	252,414
Federated Retail Holdings, Inc.
5.900%, 12/01/2016	750,000	666,580
Florida Power Corporation
4.800%, 03/01/2013	300,000	309,003
General Electric Capital Corporation
3.000%, 06/27/2018 (b)	856,000	846,382
General Electric Company
5.000%, 02/01/2013	300,000	310,747
Georgia Power Company
5.700%, 06/01/2017	500,000	518,735
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	402,575
Halliburton Company
6.750%, 02/01/2027	100,000	108,619
Harley Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (a)	200,000	205,527
Home Depot, Inc.
5.250%, 12/16/2013	500,000	489,204
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	404,050
Ingersoll-Rand Company Ltd.
6.015%, 02/15/2028 (d)	500,000	541,990
International Bank Reconstruction & Development
6.760%, 03/04/2020 (b)	500,000	400,000
International Business Machines Corp.
4.750%, 11/29/2012	500,000	517,480
Johnson & Johnson
5.150%, 08/15/2012	500,000	540,693
JP Morgan Chase & Co.
5.375%, 10/01/2012	750,000	778,750
Kellogg Co.
5.125%, 12/03/2012	500,000	517,031
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	540,323
Lowes Cos, Inc.
6.650%, 09/15/2037	500,000	501,263
Madison Gas & Electric
6.200%, 09/15/2008	300,000	303,428
Marshall & Ilsley Bank
2.900%, 08/18/2009	81,818	80,890
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	221,933
Merrill Lynch Co Inc.
6.050%, 08/15/2012	300,000	304,692
5.450%, 02/05/2013	500,000	491,929
Morgan Stanley
5.750%, 08/31/2012	200,000	203,621
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	500,921
Perforadora Centrale
5.240%, 12/15/2018 (d)	293,362	327,216
Province of Ontario
5.500%, 10/01/2008 (d)	400,000	406,668
Rowan Companies, Inc.
5.880%, 03/15/2012	564,000	609,723
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	536,523
Simon Property Group LP
5.750%, 12/01/2015	300,000	285,380
Target Corporation
5.875%, 07/15/2016	750,000	777,311
Time Warner, Inc.
6.875%, 05/01/2012	500,000	516,168
Transocean, Inc.
5.250%, 03/15/2013 (d)	300,000	306,566
U.S. Central Credit Union
2.700%, 09/30/2009	181,818	183,096
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $245,083) (a)	246,238	259,187
Union Pacific Railroad Company
6.630%, 01/27/2022	366,347	386,691
5.866%, 07/02/2030	498,918	509,500
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	828,848
United Technologies Corp.
5.375%, 12/15/2017	600,000	615,545
Vessel Management Services Inc.
4.960%, 11/15/2027	320,000	348,957
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (a)	500,000	505,325
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	513,063
Wachovia Corp.
5.750%, 06/15/2017	500,000	485,301
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,099,250
Walt Disney Company
4.700%, 12/01/2012	500,000	513,227
Wells Fargo Cap X
5.950%, 12/01/2036	200,000	180,198
Wells Fargo Company
4.875%, 01/12/2011	800,000	813,882
5.625%, 12/11/2017	500,000	511,431
TOTAL CORPORATE BONDS (Cost $34,298,830)		35,117,074

MORTGAGE BACKED SECURITIES - 44.46%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (a)	500,000	493,105
Bank of America Commercial Mortgage Inc.
7.333%, 11/15/2031	1,000,000	1,022,368
Bank of America Mortgage Securities
5.250%, 10/25/2020	658,394	639,438
Chase Funding Mortgage Loan
4.515%, 02/25/2014	311,833	296,722
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	500,000	496,007
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	491,832	477,372
6.000%, 11/25/2036	400,000	354,086
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	523,402	509,815
5.500%, 05/25/2036	500,000	376,907
CS First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	688,934
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	225,413	221,565
Deutsche Mortgage Securities, Inc.
5.081%, 06/26/2035 (Acquired 09/22/2005, Cost $316,483) (a) (b)	316,633	313,203
Federal Home Loan Mortgage Corp.
5.500%, 03/01/2009	46,360	47,217
7.000%, 03/01/2012	82,439	85,947
4.500%, 05/01/2013	442,718	450,248
5.125%, 12/15/2013	284,167	288,203
5.500%, 10/01/2014	77,669	79,599
5.000%, 03/01/2015	255,929	263,338
6.500%, 03/01/2015	166,062	174,230
5.000%, 12/15/2017	750,000	769,660
5.000%, 11/15/2018	600,000	616,587
5.750%, 12/15/2018	399,477	407,842
5.000%, 10/01/2020	405,738	410,715
5.500%, 03/01/2022	2,535,803	2,593,077
5.000%, 03/01/2023	1,000,000	1,011,063
4.500%, 11/15/2023	1,000,000	979,380
5.500%, 10/15/2025	500,000	521,654
5.671%, 09/25/2028 (b)	317,624	316,850
6.500%, 10/01/2029	181,883	190,430
5.000%, 10/15/2031	400,000	402,562
5.000%, 06/01/2034	338,508	335,927
5.330%, 02/01/2037 (b)	862,108	873,980
6.000%, 05/01/2037	1,982,825	2,035,131
6.000%, 08/01/2037	1,868,877	1,918,178
6.000%, 01/01/2038	1,935,190	1,986,240
Federal National Mortgage Association
5.000%, 03/01/2010	93,640	95,886
5.000%, 03/01/2013	124,883	127,911
4.500%, 04/01/2013	142,948	145,216
5.000%, 04/01/2013	108,479	111,145
5.000%, 05/01/2013	203,193	208,187
5.500%, 06/01/2013	97,184	100,299
3.500%, 09/01/2013	411,825	409,021
4.500%, 09/01/2013	181,605	184,540
5.500%, 10/01/2013	227,839	235,637
5.000%, 02/01/2014	582,907	598,245
3.500%, 02/25/2015	32,433	32,399
4.000%, 05/01/2015	823,695	825,987
6.000%, 06/25/2016	377,241	383,976
4.500%, 06/25/2018	1,250,000	1,248,021
4.500%, 01/01/2019	747,268	746,871
6.500%, 05/01/2019	89,301	92,913
4.487%, 01/01/2020 (b)	226,580	225,683
4.500%, 04/01/2020	675,099	672,762
5.500%, 04/25/2023	500,000	514,782
5.500%, 09/01/2025	467,992	476,048
5.500%, 02/01/2033	257,943	261,387
5.500%, 07/01/2033	861,821	872,811
4.124%, 05/01/2034 (b)	156,231	157,721
5.500%, 07/01/2035	1,096,394	1,109,004
5.500%, 12/01/2035	428,493	433,422
5.290%, 11/25/2033	1,000,000	1,038,041
6.500%, 02/25/2044	293,186	307,146
6.500%, 05/25/2044	340,133	369,390
First Nationwide Trust
6.750%, 10/21/2031	30,518	31,548
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	513,145
4.706%, 05/10/2043	971,179	962,033
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	75,974	76,106
Government National Mortgage Association
4.500%, 05/20/2014	244,522	247,835
4.140%, 03/16/2018	1,024,326	1,028,675
4.116%, 03/16/2019	670,623	673,383
4.031%, 01/16/2021	1,082,309	1,086,102
6.500%, 04/15/2026	100,828	105,616
8.000%, 07/15/2026	50,778	55,697
4.130%, 02/16/2027	513,204	515,471
3.727%, 03/16/2027	846,391	847,110
6.500%, 07/15/2029	49,341	51,597
7.500%, 11/15/2029	64,985	70,051
6.000%, 06/15/2031	573,768	594,859
6.000%, 02/15/2032	75,267	77,992
5.000%, 01/15/2033	1,083,468	1,085,505
3.998%, 10/16/2033	1,522,806	1,529,901
4.920%, 05/16/2034	600,000	609,083
6.000%, 10/15/2036	832,433	860,660
5.000%, 01/15/2038	2,993,070	2,997,046
5.500%, 01/15/2038	2,992,998	3,056,512
6.500%, 01/15/2038	1,987,707	2,054,327
GS Mortgage Securities Corporation II
6.620%, 10/18/2030	113,450	113,269
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	337,002	347,190
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	297,615
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	119,392	120,688
4.799%, 12/15/2029	2,000,000	1,968,273
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	312,192	312,360
Master Alternative Loan Trust
5.000%, 06/25/2015	270,365	264,403
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030	528,578	528,851
Mortgage IT Trust
4.250%, 02/25/2035 (b)	582,412	577,780
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $98,152) (a)	92,697	94,146
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $367,134) (a)	350,222	362,570
Residential Asset Securitization Trust
4.750%, 02/25/2019	359,593	357,233
Salomon Brothers Mortgage Securities VII
6.168%, 02/12/2010	40,624	40,579
Small Business Administration Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006, Cost $999,961) (a)	1,000,000	978,330
Small Business Administration Participation Certificates
3.530%, 05/01/2013	257,471	255,101
5.080%, 11/01/2022	387,663	391,858
4.640%, 05/01/2023	485,231	484,533
5.570%, 03/01/2026	351,721	363,233
Structured Asset Securities Corporation
5.540%, 11/25/2032 (b)	92,255	85,840
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	208,316
Wachovia Bank Commercial Mortgage Trust
5.408%, 07/15/2041 (b)	250,000	253,114
5.509%, 04/15/2047	500,000	488,530
Washington Mutual
6.569%, 01/25/2033 (b)	69,901	68,000
4.833%, 10/25/2035 (b)	344,093	333,445
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	397,221	400,183
4.450%, 10/25/2033	701,489	643,730
5.597%, 07/25/2036 (b)	1,079,852	1,046,136
TOTAL MORTGAGE BACKED SECURITIES (Cost $65,096,109)		65,147,591

MUNICIPAL BONDS - 1.01%
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015	500,000	513,790
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	961,350
TOTAL MUNICIPAL BONDS (Cost $1,501,532)		1,475,140

U.S. GOVERNMENT AGENCY ISSUES - 5.76% (c)
Federal Farm Credit Bank
6.690%, 09/08/2010	500,000	550,005
Federal Home Loan Bank
4.000%, 07/15/2011 (b)	150,000	150,100
4.840%, 01/25/2012	549,337	559,274
4.720%, 09/20/2012	382,568	382,813
4.000%, 07/09/2013 (b)	250,000	251,037
4.250%, 07/15/2013 (b)	600,000	603,053
4.000%, 07/23/2013 (b)	210,000	210,200
5.250%, 06/18/2014	1,000,000	1,091,617
4.000%, 12/30/2015 (b)	306,667	307,585
4.000%, 04/22/2016 (b)	340,000	340,261
4.500%, 06/05/2018 (b)	350,000	351,354
4.250%, 06/19/2018 (b)	400,000	401,612
4.500%, 06/19/2018 (b)	300,000	301,370
4.000%, 06/26/2018 (b)	425,000	426,659
4.250%, 06/26/2018 (b)	200,000	200,905
4.500%, 06/26/2018 (b)	350,000	351,780
4.000%, 07/09/2018 (b)	200,000	200,076
4.500%, 07/23/2018 (b)	200,000	200,268
5.000%, 07/30/2018 (b)	400,000	400,845
Federal Home Loan Mortgage Corp.
4.750%, 02/21/2013	300,000	320,267
New Valley Generation IV
4.687%, 01/15/2022	298,782	305,973
Overseas Private Investment Company
3.420%, 01/15/2015	248,063	256,914
5.685%, 05/15/2012	250,000	275,052
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,362,538)		8,439,020

U.S. TREASURY OBLIGATIONS - 9.95%
U.S. Treasury Bonds - 6.06%
5.375%, 02/15/2031	1,650,000	1,908,327
4.500%, 02/15/2036	3,500,000	3,615,665
5.000%, 05/15/2037	3,000,000	3,356,016
		8,880,008
U.S. Treasury Inflation Index Notes - 2.43%
3.000%, 07/15/2012	1,408,536	1,578,660
1.875%, 07/15/2013	344,727	371,820
2.000%, 01/15/2014	399,767	432,997
2.500%, 07/15/2016	1,045,030	1,177,210
		3,560,687
U.S. Treasury Notes - 1.46%
4.875%, 08/31/2008	1,000,000	1,014,062
4.875%, 08/15/2016	1,000,000	1,120,156
		2,134,218
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,592,387)		14,574,913

	Shares
SHORT TERM INVESTMENTS - 7.49%
Money Market Funds - 7.49%
Federated Prime Obligations Fund	3,979,141	3,979,141
Janus Money Market Fund	7,000,000	7,000,000
TOTAL SHORT TERM INVESTMENTS (Cost $10,979,141)		10,979,141

TOTAL INVESTMENTS - 98.17% (Cost $141,061,992) (e)		143,853,357
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.83%		2,688,549
TOTAL NET ASSETS - 100.00%		$146,541,906

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2008 these securities represented 3.34% of total net assets.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2008.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$ 141,083,766
	Gross unrealized appreciation	3,631,345
	Gross unrealized depreciation	(861,754)
	Net unrealized appreciation	$ 2,769,591

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)             /s/ Philip T. Nelson
 Philip T. Nelson, President

Date          5/22/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Philip T. Nelson
Philip T. Nelson, President

Date          5/22/2008

By (Signature and Title)*          /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date          5/22/2008

* Print the name and title of each signing officer under his or her signature.